Purchases and other expenses - Trade payables - Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Trade payables	€ 6,738	€ 6,475	€ 6,682	€ 6,736
Telecoms activities [member]
Disclosure of subsidiaries [line items]
Trade payables	6,652	6,395	6,580
Orange Bank [member]
Disclosure of subsidiaries [line items]
Trade payables	€ 86	€ 80	€ 102